Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
23. Subsequent Events
In April 2023, the Company adopted an employee share incentive plan for the Company’s employees, directors and consultants (the “2023 Plan”). The 2023 Plan became effective for a term of ten years unless sooner terminated. The maximum aggregate number of ordinary shares the Company is authorized to issue pursuant to equity awards granted under the 2023 Plan is 5,668,625 shares.